Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$467,576.24

Principal:
Principal Collections	$9,747,270.41
Prepayments in Full	$3,258,418.01
Liquidation Proceeds	$97,835.21
Recoveries	$157,201.98
Sub Total	$13,260,725.61
Collections	$13,728,301.85

Purchase Amounts:
Purchase Amounts Related to Principal	$21,091.30
Purchase Amounts Related to Interest	$63.24
Sub Total	$21,154.54

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,749,456.39

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	39
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,749,456.39
Servicing Fee	$180,143.49	$180,143.49	$0.00	$0.00	$13,569,312.90
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,569,312.90
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,569,312.90
Interest - Class A-3 Notes	$35,819.47	$35,819.47	$0.00	$0.00	$13,533,493.43
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$13,409,941.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,409,941.43
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$13,359,708.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,359,708.43
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$13,322,222.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,322,222.76
Regular Principal Payment	$12,000,655.66	$12,000,655.66	$0.00	$0.00	$1,321,567.10
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,321,567.10
Residual Released to Depositor	$0.00	$1,321,567.10	$0.00	$0.00	$0.00

Total		$13,749,456.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,000,655.66
Total					$12,000,655.66
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$12,000,655.66	$33.20	$35,819.47	$0.10	$12,036,475.13	$33.30
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$12,000,655.66	$11.40	$247,090.14	$0.23	$12,247,745.80	$11.63

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$33,320,440.64	0.0921931	$21,319,784.98	0.0589889
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$180,940,440.64	0.1718904	$168,939,784.98	0.1604900

Pool Information
Weighted Average APR	2.664%	2.675%
Weighted Average Remaining Term	26.16	25.41
Number of Receivables Outstanding	14,747	14,331
Pool Balance	$216,172,190.20	$202,931,794.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$202,604,563.63	$190,405,302.03
Pool Factor	0.1886008	0.1770491

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$12,526,492.12
Targeted Overcollateralization Amount	$33,992,009.17
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$33,992,009.17

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		43	$115,781.12
(Recoveries)		50	$157,201.98
Net Loss for Current Collection Period			$(41,420.86)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.2299)%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2470%
Second Prior Collection Period			0.7535%
Prior Collection Period			0.8502%
Current Collection Period			(0.2372)%
Four Month Average (Current and Prior Three Collection Periods)			0.4034%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,422	$5,739,561.23
(Cumulative Recoveries)			$1,494,944.43
Cumulative Net Loss for All Collection Periods			$4,244,616.80
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3703%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,036.26
Average Net Loss for Receivables that have experienced a Realized Loss			$2,984.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.76%	185	$3,570,987.04
61-90 Days Delinquent	0.25%	21	$514,340.97
91-120 Days Delinquent	0.03%	4	$69,230.84
Over 120 Days Delinquent	0.22%	16	$441,480.60
Total Delinquent Receivables	2.26%	226	$4,596,039.45

Repossession Inventory:
Repossessed in the Current Collection Period		7	$145,147.88
Total Repossessed Inventory		12	$295,709.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3242%
Prior Collection Period			0.2984%
Current Collection Period			0.2861%
Three Month Average			0.3029%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5051%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	39

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	48	$1,034,591.64
2 Months Extended	53	$1,176,679.95
3+ Months Extended	11	$326,867.01

Total Receivables Extended	112	$2,538,138.60
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 7, 2025

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer